GOODWILL OF THE GROUP	12 Months Ended
Dec. 31, 2021
Disclosure of goodwill [Abstract]
GOODWILL OF THE GROUP
NOTE 18: GOODWILL OF THE GROUP

	2021	2020
	£m	£m
At 1 January	470	474
Impairment charged to the income statement	—	(4)
At 31 December	470	470
Cost[1]	814	814
Accumulated impairment losses	(344)	(344)
At 31 December	470	470
1For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.
The goodwill held in the Group’s balance sheet is tested at least annually for impairment. For the purposes of impairment testing the goodwill is allocated to the appropriate cash generating unit; of the total balance of £470 million (2020: £470 million), £302 million, 64 per cent (2020: £302 million, 64 per cent) has been allocated to Cards and £166 million, or 35 per cent (2020: £166 million, 35 per cent) has been allocated to Motor Finance, both in the Group’s Retail division.
The recoverable amount of the goodwill relating to the Cards business has been based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a four-year period and a discount rate (post-tax) of 10.25 per cent. The cash flows beyond the four-year period assume 3.5 per cent growth. Management believes that any reasonably possible change in the key assumptions above would not cause the recoverable amount of the goodwill relating to the Cards business to fall below the balance sheet carrying value.
The recoverable amount of the goodwill relating to Motor Finance has also been based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a four-year period and a discount rate (post-tax) of 10.25 per cent. The cash flows beyond the four-year period are extrapolated using a growth rate of 3.5 per cent which does not exceed the long-term average growth rates for the markets in which Motor Finance participates. Management believes that any reasonably possible change in the key assumptions, including from the impacts of climate change or climate-related legislation, would not cause the recoverable amount of the goodwill relating to Motor Finance to fall below the balance sheet carrying value. The impairment charge of £4 million in 2020 related to the goodwill arising on a small, separable acquisition a number of years ago.